MANAGED ACCOUNT SERIES

BlackRock U.S. Mortgage Portfolio

Global SmallCap Portfolio

Mid Cap Value Opportunities Portfolio

(collectively, the “Funds”)

Supplement dated June 12, 2017 to

the Statement of Additional Information (“SAI”) of the Funds, dated August 26, 2016, as supplemented to date

Effective June 12, 2017, each of the following Funds changed its name as set forth in the table below and changed its investment strategies as set forth in a separate prospectus and SAI dated June 12, 2017:

Previous Name	New Name
Global SmallCap Portfolio	Advantage Global SmallCap Fund
Mid Cap Value Opportunities Portfolio	Mid Cap Dividend Fund

Each of the Global SmallCap Portfolio and the Mid Cap Value Opportunities Portfolio is currently offered pursuant to the prospectus and SAI dated June 12, 2017. All references and information relating to the Global SmallCap Portfolio and the Mid Cap Value Opportunities Portfolio are hereby deleted from the SAI of the Funds dated August 26, 2016.

Shareholders should retain this supplement for future reference.

SAI-MAS-0617SUP